Offerings	Apr. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	567,858
Proposed Maximum Offering Price per Unit	100.00
Maximum Aggregate Offering Price	$ 56,785,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,842.12
Offering Note	(a) Represents only the additional number of securities being registered and includes 74,068 shares of common stock that may be sold if the underwriters exercise their option to purchase additional shares of common stock. Does not include the securities that the registrant previously registered on the Registration Statement on Form S-1, as amended (File No. 333-295356). (b) The registration fee is calculated in accordance with Rule 457(a) under the Securities Act of 1933, as amended, based on the proposed maximum aggregate offering price. The registrant previously registered shares of common stock, or Pre-Funded Warrants, having a proposed maximum aggregate offering price of $283,929,250.00 on a Registration Statement on Form S-1 (File No. 333-295356), which was declared effective by the Securities and Exchange Commission on April 29, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of shares of common stock, or Pre-Funded Warrants, having a proposed maximum aggregate offering price of $56,785,800 is hereby registered, which includes shares of common stock that may be sold if the underwriters exercise their option to purchase additional shares of common stock.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) For each Pre-Funded Warrant sold, the number of shares of Common Stock to be offered will be reduced on a one-for-one basis. Accordingly, the proposed aggregate number of shares of Common Stock and Pre-Funded Warrants to be sold in the offering is 4,420,358, and the proposed maximum aggregate offering price of the Common Stock and the Pre-Funded Warrants (including the Common Stock issuable upon exercise of the Pre-Funded Warrants), if any, is $442,035,800. In accordance with Rule 457(g), because the shares of Common Stock underlying the Pre-Funded Warrants are registered hereby, no separate registration fee is payable with respect to the Pre-Funded Warrants or the Common Stock issuable upon exercise thereof. Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required for these Pre-Funded Warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock Underlying Pre-Funded Warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) In accordance with Rule 457(g), because the shares of Common Stock underlying the Pre-Funded Warrants are registered hereby, no separate registration fee is payable with respect to the Pre-Funded Warrants or the Common Stock issuable upon exercise thereof. Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is required for these Pre-Funded Warrants. (b) Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereby include an indeterminate number of shares of Common Stock that may be issuable as a result of stock splits, stock dividends or similar transactions.